Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligations	$ 162	$ 149	$ 68	$ 464	$ 162
Net actuarial gains (losses) on plan assets	30	29	3	(58)	(132)
Changes in asset ceiling excluding interest income	(1)			0	1
Net remeasurement gains (losses) recognized in OCI	191	178	71	406	31
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligations	6	6	4	18	5
Net remeasurement gains (losses) recognized in OCI	$ 6	$ 6	$ 4	$ 18	$ 5